Accounting Principles (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Principles
Schedule of financial assets and liabilities measured at fair value

At June 30, 2023 (in thousands of euros)	Level 1	Level 2	Level 3
Total assets	—	—	—
Financial liabilities at fair value through profit or loss
Long-term financial debt - derivatives	—	—	8,253
Total liabilities	—	—	8,253

At December 31, 2022 (in thousands of euros)	Level 1	Level 2	Level 3
Total assets	—	—	—
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	9,876
Total liabilities	—	—	9,876